EVENTS AFTER THE REPORTING PERIOD (Details) - EUR (€) € in Billions	Jul. 31, 2020	Jun. 26, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		€ 7.1	€ 6.4
1.5 billion, multi currency credit facility, due 2025
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	€ 1.5
Borrowings		€ 0.0